Inventories - Details (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Inventories
Inventory write-down	R 171	R 370	R 948
Inventories held at net realizable value	R 2,981	R 2,248